Other Payables and Accrued Liabilities	12 Months Ended
Sep. 30, 2023
Other payables and accrued liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Note 7 OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following items:

	As of September 30,
	2023	2022
Service fee payable	$197,003	$233,635
Accrued payroll	45,004	22,112
Mandatory provident fund payable	766	991
Dividend payable	14,909	30,464
Others	224	224
Total	$257,906	$287,426